FINANCIAL ASSETS AND LIABILITIES	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

NOTE 7. FINANCIAL ASSETS AND LIABILITIES

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies certain assets and liabilities based on the following fair value hierarchy:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date.
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 – Unobservable inputs for the asset or liability.

The level of an asset or liability within the fair value hierarchy is determined based on the lowest level of any input that is significant to the fair value measurement.

In determining the fair value of certain financial instruments, the Company considers certain market valuation adjustments to the “base valuations” using the methodologies described below for several parameters that market participants would consider in determining fair value:

●	Counterparty credit risk adjustments are applied to certain financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.
●	Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing certain liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s credit risk as observed in the credit default swap market.

Certain non-financial assets such as property, plant and equipment, operating right-of-use assets, land, goodwill and intangible assets are recorded at fair value or at cost, as appropriate, in the period they are initially recognized, and such fair value may be adjusted in subsequent periods if an event occurs or circumstances change that indicate that the asset may be impaired. The impairment models used for non-financial assets depend on the type of asset. The fair value measurements, in such instances, would be classified in Level 3 of the fair value hierarchy.

We perform a qualitative assessment of asset impairments on a periodic basis and recognize an impairment if there are sufficient indicators that the fair value is less than carrying value. There were no impairments of non-financial assets recognized for the three months ended June 30, 2022 and 2021.

Financial Assets and Liabilities Measured at Fair Value

The gross balances of derivative assets contained within prepaid expenses and other current assets in the Consolidated Balance Sheet was $29 million at June 30, 2022 and $9 million at March 31, 2022. The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at June 30, 2022 and March 31, 2022 were $19 million and $2 million, respectively. The fair value of derivatives is the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates and is categorized as Level 2 in the fair value hierarchy.

The Company may enter into master netting agreements with certain counterparties that allow for netting of exposures in the event of default or breach. However, in the Consolidated Balance Sheet, the Company does not offset derivative assets against liabilities with counterparties in master netting arrangements by counterparty, and there was no derivative instruments activity impacted by master netting agreements at June 30, 2022 and March 31, 2022.

Financial Assets and Liabilities Not Measured at Fair Value

Accounts receivable are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt are financial liabilities with carrying values that approximate fair value. If measured at fair value in the consolidated financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

The Company also has time deposits that have maturities of 90 days or less, and their carrying values approximate fair value. They are measured for impairment on a recurring basis by comparing their fair value with their amortized cost basis. There were no impairments of financial assets recognized for any of the periods presented. The balance of these time deposits with maturities of 90 days or less contained within cash and cash equivalents in the Consolidated Balance Sheet at June 30, 2022 and March 31, 2022 was $599 million and $972 million, respectively. If measured at fair value in the consolidated financial statements, time deposits with maturities of 90 days or less would be categorized as Level 2 in the fair value hierarchy.

The fair value of our outstanding debt (excluding finance lease obligations) is based on various methodologies, including quoted prices in active markets for identical debt instruments, which is a Level 1 measurement, and calculated fair value using an expected present value technique that uses rates currently available to the Company for debt in active markets with similar terms and remaining maturities, which is a Level 2 measurement. Our outstanding debt (excluding finance lease obligations) had a carrying value of $3.0 billion as of each of June 30, 2022 and March 31, 2022, and an estimated fair value of $2.5 billion and $2.7 billion as of June 30, 2022 and March 31, 2022, respectively, which consisted of quoted prices for identical debt instruments (Level 1) and expected present value calculated using observable inputs (Level 2).

Transfers of Financial Assets

The Company has entered into arrangements with third-party financial institutions to sell certain financial assets (primarily trade receivables) without recourse. The Company determined these are true sales, derecognized the carrying value of the financial asset transferred and recognized a net gain or loss on the sale. The proceeds from these arrangements are reflected as cash provided by operating activities in the Consolidated Statement of Cash Flows. Proceeds from receivables sold to third parties under this program were $613 million for the three months ended June 30, 2022. Prior to the Separation, the gross amount of the Company’s receivables sold to third parties and the financing division of our former Parent was $721 million for the three months ended June 30, 2021. The fees and the net gains and losses associated with the transfers of receivables were $8 million for the three months ended June 30, 2022 and immaterial for the three months ended June 30, 2021.

Derivative Financial Instruments

Foreign Exchange Risk

Anticipated Cost Transactions

The Company has foreign exchange derivative financial instruments designated as cash flow hedges to manage foreign currency risk. Changes in fair value of derivatives designated as cash flow hedges are recorded, net of applicable taxes, in other comprehensive income and subsequently reclassified into the same income statement line item as the hedged exposure when the underlying hedged item is recognized in earnings. The cash flows associated with derivatives designated as cash flow hedges are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows. Through the pre-Separation periods, derivatives designated as cash flow hedges were deemed to be associated with the Company’s operations and were allocated to the Company’s Consolidated Income Statement based on its pro rata share of the underlying items hedged, where applicable, with the remainder allocated on a pro rata basis of revenue.

At June 30, 2022 and March 31, 2022, the total notional amount of forward contracts designated as cash flow hedges of forecasted foreign currency cost transactions was $278 million and $216 million, respectively. The notional amounts of derivative instruments do not necessarily represent the amounts exchanged by the Company with third parties and are not necessarily a direct measure of the financial exposure. The maximum remaining length of time over which the Company hedged its exposure is approximately one year. At June 30, 2022 and March 31, 2022, the weighted-average remaining maturity of these instruments was approximately 0.5 years.

At June 30, 2022, in connection with cash flow hedges of foreign currency cost transactions, the Company recorded net deferred losses of $3 million (before taxes) in accumulated other comprehensive income (“AOCI”). At March 31, 2022, in connection with cash flow hedges of foreign currency cost transactions, the Company recorded net deferred gains of $3 million (before taxes) in AOCI. The Company estimates that $3 million (before taxes) of deferred net losses on derivatives in AOCI at June 30, 2022 will be reclassified to net income within the next twelve months, providing an offsetting economic impact against the underlying anticipated transactions.

Subsidiary Cash and Foreign Currency Asset / Liability Management

The Company uses global treasury centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. Changes in fair value of derivatives not designated as hedges are reported in earnings in other (income) and expense. Cash flows from derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. The terms of these swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At June 30, 2022 and March 31, 2022, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $1.3 billion and $945 million, respectively.

The Effect of Derivative Instruments in the Consolidated Income Statement

The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of cash flow hedges and derivatives not designated as hedging instruments are recorded, and the total effect of hedge activity on these income and expense line items are as follows:

			Gains (Losses) from
(Dollars in millions)	Total		Hedge Activity
For the three months ended June 30:	2022	2021	2022	2021
Cost of services	$3,677	$4,162	$1	$—
Selling, general and administrative expenses	694	714	—	—
Other expense (income)	(3)	11	(2)	—

	Gain (Loss) Recognized in Consolidated Income Statement
(Dollars in millions)	Consolidated	Recognized on		Attributable to Risk
For the three months	Income Statement	Derivatives		Being Hedged
ended June 30:	Line Item	2022	2021	2022	2021
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other expense (income)	$(2)	$—	NA	NA
Total		$(2)	$—	$—	$—

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
(Dollars in millions)	Recognized		Consolidated	Reclassified
For the three months	in OCI		Income Statement	from AOCI
ended June 30:	2022	2021	Line Item	2022	2021
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$(5)	$—	Cost of services	$1	$—
			Selling, general and administrative expenses		—
			Other expense (income)		—
Total	$(5)	$—		$1	$—

NA — not applicable

For the three months ended June 30, 2022 and 2021, there were no gains or losses excluded from the assessment of hedge effectiveness for cash flow hedges, or associated with an underlying exposure that did not or was not expected to occur, nor are there any anticipated in the normal course of business.

Prior to the third quarter of 2021, Kyndryl did not independently execute derivative financial instruments to manage its foreign currency risk and instead participated in a centralized foreign currency hedging program administered by IBM. The hedging activity allocated to Kyndryl was for the former Parent’s forecasted currency exposures. In the third quarter of 2021, we began to execute trades to hedge the Company’s foreign exchange exposures.

NOTE 7. FINANCIAL ASSETS AND LIABILITIES

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies certain assets and liabilities based on the following fair value hierarchy:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date.
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 – Unobservable inputs for the asset or liability.

The level of an asset or liability within the fair value hierarchy is determined based on the lowest level of any input that is significant to the fair value measurement.

In determining the fair value of certain financial instruments, the Company considers certain market valuation adjustments to the “base valuations” using the methodologies described below for several parameters that market participants would consider in determining fair value:

●	Counterparty credit risk adjustments are applied to certain financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.
●	Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing certain liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s credit risk as observed in the credit default swap market.

Certain non-financial assets such as property, plant and equipment, operating right-of-use assets, land, goodwill and intangible assets are recorded at fair value or at cost, as appropriate, in the period they are initially recognized, and such fair value may be adjusted in subsequent periods if an event occurs or circumstances change that indicate that the asset may be impaired. The impairment models used for non-financial assets depend on the type of asset. The fair value measurements, in such instances, would be classified in Level 3 of the fair value hierarchy.

We perform a qualitative assessment of assets on a periodic basis and recognize an impairment if there are sufficient indicators that the fair value is less than carrying value. There were no impairments of non-financial assets recognized for the three months ended March 31, 2022 and 2021, respectively.

Financial Assets and Liabilities Measured at Fair Value

The gross balances of derivative assets contained within prepaid expenses and other current assets in the Consolidated Balance Sheet was $9 million at both March 31, 2022, and December 31, 2021. The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at March 31, 2022, and December 31, 2021, were $2 million and $1 million, respectively. The fair value of derivatives is the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates and is categorized as Level 2 in the fair value hierarchy.

The Company may enter into master netting agreements with certain counterparties that allow for netting of exposures in the event of default or breach. However, in the Consolidated Balance Sheet, the Company does not offset derivative assets against liabilities with counterparties in master netting arrangements by counterparty, and there was no derivative instruments activity impacted by master netting agreements at March 31, 2022, and December 31, 2021.

Financial Assets and Liabilities Not Measured at Fair Value

Accounts receivable are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt are financial liabilities with carrying values that approximate fair value. If measured at fair value in the consolidated financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

The Company also has time deposits that have maturities of 90 days or less, and their carrying values approximate fair value. They are measured for impairment on a recurring basis by comparing their fair value with their amortized cost basis. There were no impairments of financial assets recognized for any of the periods presented. The balance of these time deposits with maturities of 90 days or less contained within cash and cash equivalents in the Consolidated Balance Sheet at March 31, 2022, and December 31, 2021, was $972 million and $609 million, respectively. If measured at fair value in the consolidated financial statements, time deposits with maturities of 90 days or less would be categorized as Level 2 in the fair value hierarchy.

The fair value of our outstanding debt (excluding finance lease obligations) is based on various methodologies, including quoted prices in active markets for identical debt instruments, which is a Level 1 measurement, and calculated fair value using an expected present value technique that uses rates currently available to the Company for debt in active markets with similar terms and remaining maturities, which is a Level 2 measurement. As of March 31, 2022, our outstanding debt (excluding finance lease obligations) had a carrying value of $3.0 billion and an estimated fair value of $2.7 billon, consisting of quoted prices for identical debt instruments (Level 1) and expected present value calculated off observable inputs (Level 2). As of December 31, 2021, our outstanding debt (excluding finance lease obligations) had a carrying value of $3.0 billion, which approximated fair value.

Derivative Financial Instruments

Foreign Exchange Risk

Anticipated Cost Transactions

The Company has foreign exchange derivative financial instruments designated as cash flow hedges to manage foreign currency risk that was deemed to be associated with the Company’s operations and has been allocated to the Company’s Consolidated Income Statement through the pre-Separation periods, based on its pro rata share of the underlying items hedged, where applicable, with the remainder allocated on a pro rata basis of revenue. Changes in fair value of derivatives designated as a cash flow hedge are recorded, net of applicable taxes, in other comprehensive income and subsequently reclassified into the same income statement line item as the hedged exposure when the underlying hedged item is recognized in earnings. The cash flows associated with derivatives designated as cash flow hedges are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows.

At March 31, 2022, and December 31, 2021, the total notional amount of forward contracts designated as cash flow hedges of forecasted foreign currency cost transactions was $216 million and $213 million, respectively. The notional amounts of derivative instruments do not necessarily represent the amounts exchanged by the Company with third parties and are not necessarily a direct measure of the financial exposure. The maximum remaining length of time over which the Company hedged its exposure is approximately one year. At March 31, 2022, and December 31, 2021, the weighted-average remaining maturity of these instruments was approximately 0.5 years.

At March 31, 2022, in connection with cash flow hedges of foreign currency cost transactions, the Company recorded net deferred gains of $3 million (before taxes) in AOCI. At December 31, 2021, in connection with cash flow hedges of foreign currency cost transactions, the Company recorded net deferred gains of $4 million (before taxes) in AOCI. The Company estimates that $3 million (before taxes) of deferred net gains on derivatives in AOCI at March 31, 2022, will be reclassified to net income within the next twelve months, providing an offsetting economic impact against the underlying anticipated transactions.

Subsidiary Cash and Foreign Currency Asset / Liability Management

The Company uses global treasury centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. Changes in fair value of derivatives not designated as hedges are reported in earnings in other (income) and expense. Cash flows from derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. The terms of these swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At March 31, 2022, and December 31, 2021, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $945 million and $581 million, respectively.

The Effect of Derivative Instruments in the Consolidated Income Statement

The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of cash flow hedges and derivatives not designated as hedging instruments are recorded, and the total effect of hedge activity on these income and expense line items are as follows:

			Gains (Losses) from
(Dollars in millions)	Total		Hedge Activity
For the three months ended March 31:	2022	2021	2022	2021
Cost of services	$3,824	$4,318	$1	$—
Selling, general and administrative expenses	690	714	—	—
Other expenses	27	22	(1)	—

	Gain (Loss) Recognized in Consolidated Income Statement
(Dollars in millions)	Consolidated	Recognized on		Attributable to Risk
For the three months	Income Statement	Derivatives		Being Hedged
ended March 31:	Line Item	2022	2021	2022	2021
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other expenses	$(1)	$—	NA	NA
Total		$(1)	$—	$—	$—

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
(Dollars in millions)	Recognized		Consolidated	Reclassified
For the three months	in OCI		Income Statement	from AOCI
ended March 31:	2022	2021	Line Item	2022	2021
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$1	$—	Cost of services	$1	$—
			Selling, general and administrative expenses	—	—
			Other expenses	—	—
Total	$1	$—		$1	$—

NA - not applicable

For the three months ended March 31, 2022 and 2021, there were no gains or losses excluded from the assessment of hedge effectiveness for cash flow hedges, or associated with an underlying exposure that did not or was not expected to occur, nor are there any anticipated in the normal course of business.

Prior to the third quarter of 2021, Kyndryl did not independently execute derivative financial instruments to manage its foreign currency risk and instead participated in a centralized foreign currency hedging program administered by IBM. The hedging activity allocated to Kyndryl was for the former Parent’s forecasted currency exposures. In the third quarter of 2021, we began to execute trades to hedge the Company’s foreign exchange exposures, and this activity is recorded in the Company’s consolidated financial statements.

NOTE 7. FINANCIAL ASSETS AND LIABILITIES

Financial Assets and Liabilities Measured at Fair Value

The gross balances of derivative assets contained within prepaid expenses and other current assets in the Consolidated Balance Sheet at December 31, 2021, were $9 million. The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2021, were $1 million. These financial instruments are categorized as Level 2 in the fair value hierarchy. There were no outstanding derivatives in the Consolidated Balance Sheet at December 31, 2020.

The Company may enter into master netting agreements with certain counterparties that allow for netting of exposures in the event of default or breach. However, in the Consolidated Balance Sheet, the Company does not offset derivative assets against liabilities with counterparties in master netting arrangements by counterparty, and there were no derivative instruments activity impacted by master netting agreements at December 31, 2021 and 2020.

The Company also has time deposits that are classified as available-for-sale debt securities with carrying values that approximate fair value. The balance of these securities contained within cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2021, was $609 million. These securities are categorized as Level 2 in the fair value hierarchy. There were no outstanding available-for-sale debt securities in the Consolidated Balance Sheet at December 31, 2020.

Financial Assets and Liabilities Not Measured at Fair Value

Accounts receivable are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the consolidated financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

Fair value of long-term debt for which quoted prices are not available, is calculated using an expected present value technique that uses rates currently available to the Company for debt with similar terms and remaining maturities. The carrying value of long-term debt approximates fair value. If measured at fair value in the consolidated financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Derivative Financial Instruments

In the normal course of business, we are exposed to risks arising from business operations and economic factors, such as fluctuations in currency exchange rates. We use derivatives to manage the volatility related to these exposures with the objective of reducing fluctuations in earnings and cash flows associated with changes in currency exchange rates.

Anticipated Cost Transactions

At December 31, 2021, the total notional amount of forward contracts designated as cash flow hedges of forecasted foreign currency cost transactions was $213 million. The Company had no forward contracts outstanding under this program at December 31, 2020. The notional amounts of derivative instruments do not necessarily represent the amounts exchanged by the Company with third parties and are not necessarily a direct measure of the financial exposure. The maximum remaining length of time over which the Company hedged its exposure is approximately one year. At December 31, 2021, the weighted-average remaining maturity of these instruments was approximately 0.5 years.

At December 31, 2021, in connection with cash flow hedges of currency cost transactions, the Company recorded net deferred gains of $4 million (before taxes) in AOCI. At December 31, 2020, there were no currency exchange derivatives that were recorded in the Company’s consolidated financial statements. The Company estimates that $4 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2021, will be reclassified to net income within the next twelve months, providing an offsetting economic impact against the underlying anticipated transactions.

Subsidiary Cash and Foreign Currency Asset/Liability Management

The Company uses a global treasury center to manage the cash of its subsidiaries. This center principally uses currency swaps to convert cash flows in a cost-effective manner. Changes in fair value of derivatives not designated as hedges are reported in earnings in other (income) and expense. Cash flows from derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. The terms of these swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At December 31, 2021, the total notional amount of derivative instruments in economic hedges of currency exposure was $581 million, and there were no outstanding derivatives instruments at December 31, 2020.

The Effect of Derivative Instruments in the Consolidated Income Statement

The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of cash flow hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

				Gains (Losses) from
(Dollars in millions)	Total			Hedge Activity
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Cost of services	$16,550	$17,137	$17,676	$1	$7	$19
Selling, general and administrative expenses	2,776	2,948	2,970	—	(1)	12
Other (income) and expense	35	25	(29)	4	6	20

	Gain (Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
(Dollars in millions)	Income Statement	Derivatives			Being Hedged
For the year ended December 31:	Line Item	2021	2020	2019	2021	2020	2019
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other (income) and expense	$4	$6	$20	NA	NA	NA
Total		$4	$6	$20	$—	$—	$—

NA – not applicable

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
				Consolidated	Reclassified
(Dollars in millions)	Recognized in OCI			Income Statement	from AOCI
For the year ended December 31:	2021	2020	2019	Line Item	2021	2020	2019
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$4	$—	$—	Cost of services	$1	$7	$19
				Selling, general and administrative expenses	—	(1)	12
Total	$4	$—	$—		$1	$6	$31

For the years ended December 31, 2021, 2020 and 2019, there were no gains or losses excluded from the assessment of hedge effectiveness for cash flow hedges, or associated with an underlying exposure that did not or was not expected to occur; nor are there any anticipated in the normal course of business.